UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3999

John Hancock Investment Trust II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Regional Bank Fund

Quarterly portfolio holdings 1/31/16

Fund's investmentsRegional Bank Fund

As of 1-31-16 (unaudited)
	Shares	Value
Common stocks 95.5%		$724,588,489
(Cost $386,340,421)
Financials 95.5%		724,588,489
Banks 87.2%
1st Source Corp.	166,028	5,017,366
Access National Corp.	68,218	1,283,181
American Business Bank (I)	90,244	2,820,125
Ameris Bancorp	531,245	15,368,918
Anchor Bancorp, Inc. (I)(V)	145,426	3,557,120
Atlantic Capital Bancshares, Inc. (I)	276,770	3,694,880
Avenue Financial Holdings, Inc. (I)	237,195	4,563,632
Bank of America Corp.	1,315,944	18,607,448
Bank of Marin Bancorp	80,827	4,363,041
Bankwell Financial Group, Inc.	102,591	2,000,525
Bar Harbor Bankshares	142,962	4,960,781
BB&T Corp.	531,488	17,358,398
Berkshire Hills Bancorp, Inc.	376,293	10,453,420
Bryn Mawr Bank Corp.	374,207	9,815,450
Carolina Financial Corp.	80,077	1,365,313
Chemical Financial Corp.	99,619	3,173,861
Citizens Financial Group, Inc.	410,687	8,727,099
City Holding Company	63,682	2,831,302
Coastway Bancorp, Inc. (I)	135,166	1,678,762
Comerica, Inc.	375,621	12,883,800
Commerce Bancshares, Inc.	169,770	6,982,640
County Bancorp, Inc.	72,374	1,383,067
CU Bancorp (I)	161,924	3,699,963
Cullen/Frost Bankers, Inc.	267,441	12,799,726
Eagle Bancorp Montana, Inc.	95,462	1,133,134
East West Bancorp, Inc.	131,560	4,265,175
Eastern Virginia Bankshares, Inc.	264,358	1,779,129
Equity Bancshares, Inc., Class A (I)	93,042	2,046,924
Evans Bancorp, Inc.	126,399	3,153,655
FCB Financial Holdings, Inc., Class A (I)	365,530	12,289,119
Fifth Third Bancorp	599,407	9,470,631
First Business Financial Services, Inc.	196,312	4,507,324
First Citizens BancShares, Inc., Class A	24,641	6,063,164
First Community Corp.	223,000	2,990,430
First Connecticut Bancorp, Inc.	272,691	4,436,683
First Financial Bancorp	273,611	4,377,776
First Foundation, Inc. (I)	193,127	4,306,732
First Merchants Corp.	329,897	7,541,445
Flushing Financial Corp.	170,233	3,745,126
FNB Corp.	1,257,349	15,151,055
Glacier Bancorp, Inc.	479,044	11,300,648
Great Western Bancorp, Inc.	233,177	6,090,583
Hancock Holding Company	452,468	10,841,133
Heritage Commerce Corp.	694,293	6,811,014
Heritage Financial Corp.	250,986	4,545,356
Heritage Oaks Bancorp	1,064,426	8,196,080
Horizon Bancorp	301,693	7,744,459
Howard Bancorp, Inc. (I)	130,284	1,675,452

2SEE NOTES TO FUND'S INVESTMENTS

Regional Bank Fund

	Shares	Value
Financials (continued)
Banks (continued)
Independent Bank Corp. (MA)	470,046	$21,485,803
Independent Bank Corp. (MI)	175,548	2,657,797
JPMorgan Chase & Co.	359,875	21,412,563
KeyCorp	1,688,160	18,839,866
M&T Bank Corp.	186,684	20,568,841
Mackinac Financial Corp.	131,860	1,384,530
MainSource Financial Group, Inc.	31,273	693,635
MB Financial, Inc.	519,740	16,174,309
Merchants Bancshares, Inc.	69,391	2,019,972
Monarch Financial Holdings, Inc.	245,746	3,978,628
National Commerce Corp. (I)	64,308	1,479,084
NewBridge Bancorp	350,132	3,963,494
Northrim BanCorp, Inc.	52,551	1,214,454
Old Second Bancorp, Inc. (I)	307,637	2,187,299
Pacific Continental Corp.	310,578	5,012,729
Park Sterling Corp.	1,253,960	9,178,987
Peoples Bancorp, Inc.	158,385	2,717,887
QCR Holdings, Inc.	61,413	1,410,042
Regions Financial Corp.	905,762	7,354,787
Renasant Corp.	255,178	8,101,902
Sandy Spring Bancorp, Inc.	163,933	4,360,618
SBT Bancorp, Inc.	50,531	1,023,758
Shore Bancshares, Inc.	246,421	2,814,128
Southern First Bancshares, Inc. (I)	192,366	4,357,090
Southwest Bancorp, Inc.	251,318	4,207,063
State Bank Financial Corp.	220,707	4,250,817
Suffolk Bancorp	220,756	6,178,960
Sun Bancorp, Inc. (I)	202,076	4,239,554
SunTrust Banks, Inc.	597,790	21,867,158
SVB Financial Group (I)	174,125	17,642,345
Talmer Bancorp, Inc., Class A	870,624	13,982,221
The Community Financial Corp.	83,896	1,678,759
The PNC Financial Services Group, Inc.	228,615	19,809,490
TriCo Bancshares	368,185	9,392,399
U.S. Bancorp	540,152	21,638,489
Union Bankshares Corp.	350,939	8,061,069
Washington Trust Bancorp, Inc.	218,645	8,627,732
Wells Fargo & Company	432,472	21,723,069
WesBanco, Inc.	58,756	1,705,099
Westbury Bancorp, Inc. (I)	131,497	2,412,970
Xenith Bankshares, Inc. (I)	411,450	2,851,349
Yadkin Financial Corp.	432,828	10,058,923
Zions Bancorporation	563,001	12,768,863
Thrifts and mortgage finance 8.3%
Anchor BanCorp Wisconsin, Inc. (I)	219,165	9,353,962
Bank Mutual Corp.	210,494	1,658,693
BSB Bancorp, Inc. (I)	234,047	5,172,439
Cheviot Financial Corp.	186,896	2,810,916
First Defiance Financial Corp.	208,004	8,097,596
HomeStreet, Inc. (I)	349,136	7,150,305
Provident Financial Holdings, Inc.	141,141	2,467,145

SEE NOTES TO FUND'S INVESTMENTS3

Regional Bank Fund

				Shares	Value
Financials (continued)
Thrifts and mortgage finance (continued)
Provident Financial Services, Inc.				39,536	$776,487
River Valley Bancorp				70,474	2,408,801
Southern Missouri Bancorp, Inc.				187,320	4,448,850
United Community Financial Corp.				1,031,536	6,323,316
United Financial Bancorp, Inc.				156,718	1,770,913
WSFS Financial Corp.				371,937	10,808,489
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 0.5%					$3,631,875
(Cost $3,816,595)
Financials 0.5%					3,631,875
Banks 0.5%
Popular, Inc.	7.000		07-01-19	3,900,000	3,631,875
				Shares	Value
Preferred securities 1.2%					$8,948,903
(Cost $9,343,882)
Financials 1.2%					8,948,903
Banks 0.2%
	OFG Bancorp, Series C, 8.750%			2,184	1,368,822
Thrifts and mortgage finance 1.0%
	Flagstar Bancorp, Inc., 5.000% (I)			2,500	3,154,687
	Flagstar Bancorp, Inc., Series C, 9.000% (I)			3,507	4,425,394
Warrants 0.4%					$3,477,197
(Cost $5,242,982)
Financials 0.4%					3,477,197
Banks 0.4%
Citigroup, Inc. (Expiration Date: 1-4-19; Strike Price: $106.10) (I)				1,721,817	258,273
Comerica, Inc. (Expiration Date: 11-14-18; Strike Price: $29.40) (I)				285,756	2,446,071
The PNC Financial Services Group, Inc. (Expiration Date: 12-31-18; Strike Price: $67.33) (I)				34,349	772,853
				Par value^	Value
Short-term investments 2.2%					$16,523,000
(Cost $16,523,000)
Repurchase agreement 2.2%					16,523,000
Barclays Tri-Party Repurchase Agreement dated 1-29-16 at 0.330% to be repurchased at $16,100,443 on 2-1-16, collateralized by $15,919,100 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-18 (valued at $16,422,517, including interest)				16,100,000	16,100,000
Repurchase Agreement with State Street Corp. dated 1-29-16 at 0.030% to be repurchased at $423,001 on 2-1-16, collateralized by $435,000 U.S. Treasury Notes, 0.625% due 6-30-17 (valued at $433,913, including interest)				423,000	423,000
Total investments (Cost $421,266,880)† 99.8%					$757,169,464
Other assets and liabilities, net 0.2%					$1,645,603
Total net assets 100.0%					$758,815,067

4SEE NOTES TO FUND'S INVESTMENTS

Regional Bank Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(V)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to Fund's investments.
†	At 1-31-16, the aggregate cost of investment securities for federal income tax purposes was $422,583,505. Net unrealized appreciation aggregated $334,585,959, of which $343,853,111 related to appreciated investment securities and $9,267,152 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2016, by major security category or type:

	Total value at 1-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Banks	$661,340,577	$661,340,577	—	—
Thrifts and mortgage finance	63,247,912	63,247,912	—	—
Corporate bonds	3,631,875	—	$3,631,875	—
Preferred securities
Banks	1,368,822	—	1,368,822	—
Thrifts and mortgage finance	7,580,081	—	7,580,081	—
Warrants	3,477,197	3,477,197	—	—
Short-term investments	16,523,000	—	16,523,000	—
Total investments in securities	$757,169,464	$728,065,686	$29,103,778	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the period ended January 31, 2016, is set forth below:

Affiliate	Beginning share amount	Ending share amount	Realized gain (loss)	Dividend income	Ending value
Anchor Bancorp, Inc.
Purchased: none Sold: none	145,426	145,426	—	—	$3,557,120

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	01Q1	01/16
This report is for the information of the shareholders of John Hancock Regional Bank Fund.		3/16

John Hancock

Small Cap Equity Fund

Quarterly portfolio holdings 1/31/16

Fund's investmentsSmall Cap Equity Fund

As of 1-31-16 (unaudited)
	Shares	Value
Common stocks 97.0%		$310,443,154
(Cost $333,780,819)
Consumer discretionary 20.0%		63,839,738
Auto components 1.3%
Gentherm, Inc. (I)	105,519	4,221,815
Distributors 2.4%
Pool Corp.	91,423	7,725,244
Hotels, restaurants and leisure 3.2%
Dave & Buster's Entertainment, Inc. (I)	129,068	4,681,296
Sonic Corp.	183,581	5,393,610
Household durables 3.3%
Cavco Industries, Inc. (I)	36,441	3,055,942
Helen of Troy, Ltd. (I)	82,176	7,344,069
Media 1.5%
Rentrak Corp. (I)	107,758	4,791,998
Specialty retail 7.0%
Lithia Motors, Inc., Class A	75,446	5,776,900
Monro Muffler Brake, Inc.	100,067	6,579,405
Restoration Hardware Holdings, Inc. (I)	89,782	5,532,367
Select Comfort Corp. (I)	217,174	4,573,684
Textiles, apparel and luxury goods 1.3%
Kate Spade & Company (I)	233,768	4,163,408
Energy 1.5%		4,788,196
Oil, gas and consumable fuels 1.5%
Parsley Energy, Inc., Class A (I)	114,926	2,213,475
Western Refining, Inc.	78,259	2,574,721
Financials 7.5%		24,126,333
Banks 4.4%
Glacier Bancorp, Inc.	193,122	4,555,748
MB Financial, Inc.	189,640	5,901,597
Renasant Corp.	112,937	3,585,750
Capital markets 0.7%
Virtu Financial, Inc., Class A	99,924	2,268,275
Real estate investment trusts 2.4%
DiamondRock Hospitality Company	408,102	3,387,247
QTS Realty Trust, Inc., Class A	95,838	4,427,716
Health care 27.2%		87,000,807
Biotechnology 3.8%
Amicus Therapeutics, Inc. (I)	167,172	1,009,719
Dynavax Technologies Corp. (I)	82,280	1,982,125
MiMedx Group, Inc. (I)	241,355	2,008,074
Neurocrine Biosciences, Inc. (I)	69,296	2,948,545
NewLink Genetics Corp. (I)	45,319	1,103,971
Radius Health, Inc. (I)	41,280	1,322,198
Ultragenyx Pharmaceutical, Inc. (I)	32,269	1,811,904
Health care equipment and supplies 12.1%
Alere, Inc. (I)	110,103	4,095,832
Globus Medical, Inc., Class A (I)	252,180	6,291,891
ICU Medical, Inc. (I)	37,585	3,617,556

2SEE NOTES TO FUND'S INVESTMENTS

Small Cap Equity Fund

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
Inogen, Inc. (I)	121,226	$4,029,552
Natus Medical, Inc. (I)	129,372	4,564,244
NuVasive, Inc. (I)	138,641	6,394,123
NxStage Medical, Inc. (I)	160,914	3,044,493
Vascular Solutions, Inc. (I)	85,924	2,350,881
Wright Medical Group NV (I)	221,272	4,414,376
Health care providers and services 8.3%
Air Methods Corp. (I)	174,404	6,791,292
AMN Healthcare Services, Inc. (I)	101,191	2,850,550
HealthSouth Corp.	173,597	6,213,037
Team Health Holdings, Inc. (I)	102,093	4,172,541
The Ensign Group, Inc.	289,242	6,493,483
Health care technology 1.4%
HealthStream, Inc. (I)	199,418	4,367,254
Life sciences tools and services 0.7%
Cambrex Corp. (I)	66,610	2,307,370
Pharmaceuticals 0.9%
Impax Laboratories, Inc. (I)	75,148	2,815,796
Industrials 16.8%		53,905,666
Aerospace and defense 1.8%
Teledyne Technologies, Inc. (I)	69,210	5,623,313
Building products 3.9%
Apogee Enterprises, Inc.	163,868	6,518,669
Masonite International Corp. (I)	109,727	6,090,946
Commercial services and supplies 1.8%
Knoll, Inc.	306,668	5,627,358
Electrical equipment 2.0%
Acuity Brands, Inc.	31,019	6,279,176
Machinery 3.2%
Proto Labs, Inc. (I)	102,032	5,610,740
RBC Bearings, Inc. (I)	76,674	4,549,068
Professional services 1.6%
WageWorks, Inc. (I)	118,410	5,297,663
Road and rail 1.2%
Old Dominion Freight Line, Inc. (I)	73,112	4,008,731
Trading companies and distributors 1.3%
Watsco, Inc.	37,002	4,300,002
Information technology 21.8%		69,802,660
Internet software and services 8.0%
CoStar Group, Inc. (I)	43,482	7,625,438
Demandware, Inc. (I)	99,396	4,217,372
LogMeIn, Inc. (I)	101,553	5,305,129
Marketo, Inc. (I)	342,568	6,512,218
WebMD Health Corp. (I)	37,986	1,941,464
IT services 1.0%
Virtusa Corp. (I)	69,553	3,110,410
Semiconductors and semiconductor equipment 1.3%
Integrated Device Technology, Inc. (I)	131,926	3,361,474

SEE NOTES TO FUND'S INVESTMENTS3

Small Cap Equity Fund

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Monolithic Power Systems, Inc.	14,531	$909,205
Software 11.5%
Aspen Technology, Inc. (I)	157,329	5,103,753
AVG Technologies NV (I)	276,939	5,225,839
Fleetmatics Group PLC (I)	126,435	5,488,543
Guidewire Software, Inc. (I)	143,134	7,878,095
HubSpot, Inc. (I)	93,337	3,788,549
RingCentral, Inc., Class A (I)	256,452	5,595,783
The Rubicon Project, Inc. (I)	277,197	3,739,388
Materials 2.2%		6,979,754
Chemicals 1.5%
Balchem Corp.	46,314	2,600,068
Quaker Chemical Corp.	30,252	2,269,203
Construction materials 0.7%
Headwaters, Inc. (I)	132,153	2,110,483
	Par value^	Value
Short-term investments 1.9%		$5,989,000
(Cost $5,989,000)
Repurchase agreement 1.9%		5,989,000
Barclays Tri-Party Repurchase Agreement dated 1-29-16 at 0.330% to be repurchased at $5,836,160 on 2-1-16, collateralized by $5,765,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 1-15-22 (valued at $5,952,964, including interest)	5,836,000	5,836,000
Repurchase Agreement with State Street Corp. dated 1-29-16 at 0.030% to be repurchased at $153,000 on 2-1-16, collateralized by $160,000 U.S. Treasury Notes, 0.625% due 6-30-17 (valued at $159,600, including interest)	153,000	153,000
Total investments (Cost $339,769,819)† 98.9%		$316,432,154
Other assets and liabilities, net 1.1%		$3,485,826
Total net assets 100.0%		$319,917,980

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
†	At 1-31-16, the aggregate cost of investment securities for federal income tax purposes was $340,065,152. Net unrealized depreciation aggregated $23,632,998, of which $19,365,792 related to appreciated investment securities and $42,998,790 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy

As of January 31, 2016, all investments are categorized as Level 1 under the hierarchy described above, except repurchase agreements which are categorized as Level 2.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	37Q1	01/16
This report is for the information of the shareholders of John Hancock Small Cap Equity Fund.		3/16

John Hancock

Financial Industries Fund

Quarterly portfolio holdings 1/31/16

Fund's investmentsFinancial Industries Fund

As of 1-31-16 (unaudited)
	Shares	Value
Common stocks 93.7%		$929,901,539
(Cost $885,429,557)
Financials 90.5%		898,202,171
Banks 51.4%
1st Source Corp.	111,898	3,381,552
Ameris Bancorp	226,335	6,547,872
Atlantic Capital Bancshares, Inc. (I)	331,847	4,430,157
Bank of America Corp.	2,281,505	32,260,481
Bank of Ireland (I)	56,452,559	18,618,419
Bank of Marin Bancorp	57,070	3,080,639
Bankwell Financial Group, Inc.	120,833	2,356,244
Barclays PLC, ADR	1,966,668	21,200,681
BB&T Corp.	335,822	10,967,947
Chemical Financial Corp.	101,124	3,221,811
CIT Group, Inc.	427,305	12,541,402
Citigroup, Inc.	912,342	38,847,522
Citizens Financial Group, Inc.	463,321	9,845,571
Comerica, Inc.	66,033	2,264,932
Danske Bank A/S	836,790	22,519,234
East West Bancorp, Inc.	213,660	6,926,857
Evans Bancorp, Inc.	7,587	189,296
First Business Financial Services, Inc.	122,403	2,810,373
Flushing Financial Corp.	241,868	5,321,096
Glacier Bancorp, Inc.	645,370	15,224,278
Great Western Bancorp, Inc.	313,741	8,194,915
Independent Bank Corp. (MI)	174,514	2,642,142
JPMorgan Chase & Co.	691,587	41,149,427
KeyCorp	1,351,648	15,084,392
M&T Bank Corp.	91,289	10,058,222
MB Financial, Inc.	135,404	4,213,772
Regions Financial Corp.	1,492,979	12,122,989
Sandy Spring Bancorp, Inc.	214,742	5,712,137
Shore Bancshares, Inc.	3,549	40,530
SpareBank 1 SR-Bank ASA	1,492,999	6,179,541
Sun Bancorp, Inc. (I)	202,067	4,239,366
SunTrust Banks, Inc.	605,393	22,145,276
SVB Financial Group (I)	264,978	26,847,571
Talmer Bancorp, Inc., Class A	1,001,834	16,089,454
The Community Financial Corp.	91,644	1,833,796
TriCo Bancshares	236,623	6,036,253
U.S. Bancorp	1,002,976	40,179,219
UniCredit SpA	1,228,904	4,750,721
Union Bankshares Corp.	470,760	10,813,357
Wells Fargo & Company	523,052	26,272,902
Yadkin Financial Corp.	318,813	7,409,214
Zions Bancorporation	677,827	15,373,116
Capital markets 19.1%
Altamir	401,434	4,375,309
American Capital, Ltd. (I)	2,102,900	29,482,658
Ameriprise Financial, Inc.	225,206	20,414,924
Azimut Holding SpA	727,371	15,315,921
Fifth Street Finance Corp.	2,292,724	13,160,236

2SEE NOTES TO FUND'S INVESTMENTS

Financial Industries Fund

Shares	Value
Financials (continued)
Capital markets (continued)
Intermediate Capital Group PLC	995,569	8,299,215
Invesco, Ltd.	713,207	21,346,286
KKR & Company LP	1,238,638	16,882,636
PJT Partners, Inc., Class A (I)	29,536	762,620
Schroders PLC	703,953	27,504,320
The Blackstone Group LP	1,181,453	31,036,770
TriplePoint Venture Growth BDC Corp.	70,632	746,580
Consumer finance 2.3%
Discover Financial Services	508,259	23,273,180
Diversified financial services 0.7%
Cerved Information Solutions SpA (I)	830,444	6,863,378
Insurance 13.1%
American International Group, Inc.	432,961	24,453,637
Assured Guaranty, Ltd.	869,712	20,681,751
Chubb, Ltd.	188,500	21,313,695
CNO Financial Group, Inc.	1,622,783	28,236,424
Gjensidige Forsikring ASA	504,162	8,022,265
Lincoln National Corp.	293,521	11,582,339
The Hartford Financial Services Group, Inc.	396,565	15,933,982
Real estate investment trusts 3.8%
FelCor Lodging Trust, Inc.	1,016,125	7,072,230
Rexford Industrial Realty, Inc.	474,761	7,733,857
Simon Property Group, Inc.	121,500	22,633,020
Thrifts and mortgage finance 0.1%
Provident Financial Services, Inc.	57,549	1,130,262
Information technology 3.2%	31,699,368
IT services 3.2%
Visa, Inc., Class A	425,552	31,699,368
Preferred securities 1.2%	$11,831,232
(Cost $12,657,175)
Financials 1.2%	11,831,232
Banks 0.2%
OFG Bancorp, Series C, 8.750%	3,340	2,093,345
Thrifts and mortgage finance 1.0%
Flagstar Bancorp, Inc., 9.000% (I)	2,500	3,154,687
Flagstar Bancorp, Inc., Series C, 9.000% (I)	5,217	6,583,200
Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 1.3%	$12,548,238
(Cost $13,329,835)
Financials 1.3%	12,548,238
Banks 0.6%
Popular, Inc.	7.000	07-01-19	5,750,000	5,354,688
Diversified financial services 0.7%
NewStar Financial, Inc.	7.250	05-01-20	7,735,000	7,193,550

SEE NOTES TO FUND'S INVESTMENTS3

Financial Industries Fund

	Shares	Value
Investment companies 1.2%		$12,247,907
(Cost $6,186,653)
AP Alternative Assets LP (I)	432,674	12,247,907
Warrants 0.3%		$2,985,253
(Cost $4,624,794)
Financials 0.3%		2,985,253
Banks 0.3%
Citigroup, Inc. (Expiration Date: 1-4-19; Strike Price: $106.10) (I)	1,027,125	154,069
Comerica, Inc. (Expiration Date: 11-14-18; Strike Price: $29.40) (I)	229,819	1,967,251
The PNC Financial Services Group, Inc. (Expiration Date: 12-31-18; Strike Price: $67.33) (I)	38,397	863,933
	Par value^	Value
Short-term investments 1.5%		$14,268,000
(Cost $14,268,000)
Repurchase agreement 1.5%		14,268,000
Barclays Tri-Party Repurchase Agreement dated 1-29-16 at 0.330% to be repurchased at $13,903,382 on 2-1-16, collateralized by $12,337,300 U.S. Treasury Inflation Indexed Notes, 0.125% - 2.375% due 1-15-17 to 4-15-18 (valued at $14,181,544, including interest)	13,903,000	13,903,000
Repurchase Agreement with State Street Corp. dated 1-29-16 at 0.030% to be repurchased at $365,001 on 2-1-16, collateralized by $375,000 U.S. Treasury Notes, 0.625% due 6-30-17 (valued at $374,063, including interest)	365,000	365,000
Total investments (Cost $936,496,014)† 99.2%		$983,782,169
Other assets and liabilities, net 0.8%		$8,424,018
Total net assets 100.0%		$992,206,187

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
†	At 1-31-16, the aggregate cost of investment securities for federal income tax purposes was $941,532,793. Net unrealized appreciation aggregated $42,249,376, of which $119,230,732 related to appreciated investment securities and $76,981,356 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2016, by major security category or type:

	Total value at 1-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Banks	$509,944,676	$457,876,761	$52,067,915	—
Capital markets	189,327,475	133,832,710	55,494,765	—
Consumer finance	23,273,180	23,273,180	—	—
Diversified financial services	6,863,378	—	6,863,378	—
Insurance	130,224,093	122,201,828	8,022,265	—
Real estate investment trusts	37,439,107	37,439,107	—	—
Thrifts and mortgage finance	1,130,262	1,130,262	—	—
IT services	31,699,368	31,699,368	—	—
Preferred securities	11,831,232	—	11,831,232	—
Corporate bonds	12,548,238	—	12,548,238	—
Investment companies	12,247,907	12,247,907	—	—
Warrants	2,985,253	2,985,253	—	—
Short-term investments	14,268,000	—	14,268,000	—
Total investments in securities	$983,782,169	$822,686,376	$161,095,793	—
Other financial instruments:
Forward foreign currency contracts	$2,272,900	—	$2,272,900	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of

       5

default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended January 31, 2016, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at January 31, 2016.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
DKK	19,630,000	USD	2,882,458	Citibank N.A.	3/2/2016	—	($30,782)	($30,782)
EUR	18,810,000	USD	20,508,820	State Street Bank and Trust Company	3/2/2016	—	(118,020)	(118,020)
GBP	5,480,000	USD	8,096,640	HSBC Bank USA	3/2/2016	—	(287,918)	(287,918)
NOK	24,690,000	USD	2,804,494	Goldman Sachs Bank USA	3/2/2016	$38,600	—	38,600
USD	25,040,221	DKK	171,090,000	Citibank N.A.	3/2/2016	185,747	—	185,747
USD	72,591,042	EUR	66,543,773	State Street Bank and Trust Company	3/2/2016	454,905	—	454,905
USD	44,624,164	GBP	29,760,000	HSBC Bank USA	3/2/2016	2,217,674	—	2,217,674
USD	16,330,048	NOK	143,440,000	Goldman Sachs Bank USA	3/2/2016	—	(187,306)	(187,306)
						$2,896,926	($624,026)	$2,272,900

Currency abbreviations
DKK	Danish Krone	NOK	Norwegian Krone
EUR	Euro	USD	U.S. Dollar
GBP	Pound Sterling

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

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More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	70Q1	01/16
This report is for the information of the shareholders of John Hancock Financial Industries Fund.		3/16

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 18, 2016

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	March 18, 2016